Risk Management Policy - Schedule of Internal Rating Model to Classify Individually Significant Loans to Customers in Different Risk Categories (Details) - KZT (₸) ₸ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 6,553,522	₸ 4,972,778
Allowance for impairment losses	(242,532)	(214,702)
POCI
Disclosure of internal credit grades [line items]
Allowance for impairment losses	(261)
Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Allowance for impairment losses	(59,939)	(67,604)
Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Allowance for impairment losses	(16,290)	(11,785)
Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Allowance for impairment losses	(166,042)	(135,313)
Investment Debt Securities
Disclosure of internal credit grades [line items]
Carrying Amount	1,376,728	1,075,955
Investment Debt Securities | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	33,681	558
Investment Debt Securities | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,335,500	1,070,752
Investment Debt Securities | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	4,037	2,393
Investment Debt Securities | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	3,510	2,252
Investment Debt Securities | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	1,373,218	1,073,703
Investment Debt Securities | Stage 1 - 12-month ECL | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	33,681	558
Investment Debt Securities | Stage 1 - 12-month ECL | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,335,500	1,070,752
Investment Debt Securities | Stage 1 - 12-month ECL | Non-Investment grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	4,037	2,393
Investment Debt Securities | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	2,322	2,252
Investment Debt Securities | Stage 2 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	2,322	2,252
Investment Debt Securities | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	1,188
Investment Debt Securities | Stage 3 - Lifetime ECL | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount	1,188
Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,478,489	3,369,512	₸ 2,573,153
Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	10,504	4,754
Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,048,478	3,058,897	2,407,687
Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	55,804	40,934	29,831
Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	363,703	264,927	₸ 135,635
Due from Banks
Disclosure of internal credit grades [line items]
Carrying Amount	30,683	25,668
Due from Banks | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	30,689	25,674
Due from Banks | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	29,652	17,052
Due from Banks | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,031	7,799
Due from Banks | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	6
Due from Banks | Gross Carrying | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount		823
Due from Banks | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(6)	(6)
Due from Banks | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	30,683	25,668
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	30,689	25,674
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | High Grade (A- and Higher)
Disclosure of internal credit grades [line items]
Carrying Amount	29,652	17,052
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment grade (BBB+ - BBB-)
Disclosure of internal credit grades [line items]
Carrying Amount	1,031	7,799
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Investment Grade (BB+ - B-)
Disclosure of internal credit grades [line items]
Carrying Amount	6
Due from Banks | Stage 1 - 12-month ECL | Gross Carrying | Not Rated
Disclosure of internal credit grades [line items]
Carrying Amount		823
Due from Banks | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(6)	(6)
Internal Rating Model | Loans to Customers
Disclosure of internal credit grades [line items]
Carrying Amount	4,235,957	3,154,810
Internal Rating Model | Loans to Customers | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,478,489	3,369,512
Internal Rating Model | Loans to Customers | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(242,532)	(214,702)
Internal Rating Model | Loans to Customers | POCI
Disclosure of internal credit grades [line items]
Carrying Amount	10,243	4,754
Internal Rating Model | Loans to Customers | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	10,504	4,754
Internal Rating Model | Loans to Customers | POCI | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(261)
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	5,669	8,119
Internal Rating Model | Loans to Customers | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	6,718	6,636
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,466,102	3,354,757
Internal Rating Model | Loans to Customers | Loans to Customers that are Collectively Assessed for Impairment | POCI | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	10,504	4,754
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL
Disclosure of internal credit grades [line items]
Carrying Amount	3,988,539	2,991,293
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,048,478	3,058,897
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(59,939)	(67,604)
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grades: Low to Fair Risk
Disclosure of internal credit grades [line items]
Carrying Amount	5,669	8,119
Internal Rating Model | Loans to Customers | Stage 1 - 12-month ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	4,042,809	3,050,778
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	39,514	29,149
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	55,804	40,934
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(16,290)	(11,785)
Internal Rating Model | Loans to Customers | Stage 2 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	55,804	40,934
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL
Disclosure of internal credit grades [line items]
Carrying Amount	197,661	129,614
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	363,703	264,927
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Allowance for Impairment Losses
Disclosure of internal credit grades [line items]
Carrying Amount	(166,042)	(135,313)
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Individually Assessed for Impairment | Gross Carrying | Grade: Impaired
Disclosure of internal credit grades [line items]
Carrying Amount	6,718	6,636
Internal Rating Model | Loans to Customers | Stage 3 - Lifetime ECL | Loans to Customers that are Collectively Assessed for Impairment | Gross Carrying
Disclosure of internal credit grades [line items]
Carrying Amount	₸ 356,985	₸ 258,291